                              SOGEN OVERSEAS FUND
                                SOGEN GOLD FUND
                                SOGEN MONEY FUND
                                 -------------



                                    [LOGO]



                                 -------------
                                    Fourth
                                 Annual Report
                                March 31, 1997

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

SOGEN OVERSEAS FUND

  From inception (three years and seven months ago) through March 31, 1997, the value of an investment in your Fund increased at a compounded average annual rate of 13.43%. Over the past twelve months, the rate was 12.16%.*

  As of March 31, 1997 your Fund's net assets, on an economic basis, were invested as follows:

       Foreign stocks (/1/)     71.6%
       U.S. dollar bonds         6.2
       Foreign currency bonds    3.7
       Cash and equivalents     18.5
                               -----
                               100.0%
                               =====

-----------
(/1/) Includes convertible bonds with moderate premia.

  The ten major holdings were Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Buderus AG (German heating products company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Legrand ADP (French low-voltage electrical fittings manufacturer); Noranda, Inc. (Canadian base metals, forest products and energy company); The Tokio Marine and Fire Insurance Co., Ltd. (the largest Japanese non-life insurance company); Randstad Holdings NV (Dutch temporary employment company); Bayer AG (German chemicals and pharmaceuticals company); CDL Hotels International Limited (Hong Kong listed hotel chain operating worldwide); and Investor AB, "B' Shares (Swedish holding company).

  About 36% of the foreign stock portfolio was invested in developed countries in continental Europe, 12% in Japan and 10% in emerging countries, mostly in the Pacific Rim. Other relatively large investments (about 3%-4% each) were in Latin America, Canada and New Zealand.

  In Europe, equity markets have moved up over the past few months which has reduced investment opportunities. Of late, we have been doing more work on Japanese securities, which have been in a seven-year bear market. We shall continue to look there, as well as elsewhere, so that cash equivalents may come down from currently high levels.

SOGEN GOLD FUND

  From inception (three years and seven months ago) the value of an investment in your Fund increased at a compounded average annual rate of 3.96%. Over the past twelve months, the rate was (12.21%).*

  As of March 31, 1997 your Fund's net assets, on an economic basis, were invested as follows:

       Bank for International
         Settlements
         (U.S. and French Tranches)       10.6%
       Freeport McMoRan Copper and Gold
         (Preferred Series B, C, and D)   15.9
       U.S. securities                    15.3
       Canadian securities                10.5
       Australian and New Zealand secu-
         rities                           11.1
       South African securities           14.8
       Miscellaneous securities           18.7
       Cash and equivalents                3.1
                                         -----
                                         100.0%
                                         =====

  Our case for gold continues to be a modest one. The downside risk in the price of the metal has been reduced--we believe--by the 50% or so decline over the past decade and a half, as well as by the strong demand for gold jewelry in developing countries. The upside potential is murky. We have no insight into the timing and the extent of any move upwards. The possible drivers would be either an acceleration of inflation in developed countries or a spreading distrust of currencies.

SOGEN MONEY FUND

  Short-term interest rates have risen slightly in recent months, and may move further up if the economy stays strong.

  Keith Lane-Zucker and Charles-Edouard de Lardemelle have joined our securities analysis team.

                                                Sincerely yours,

                                                /s/ Jean-Marie Eveillard
                                                Jean-Marie Eveillard
                                                President
April 28, 1997

* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales load (see the "Investment Results" section of this report for further information).

                               SoGen Funds, Inc.

                               INVESTMENT RESULTS

            Comparisons of Change in Value of a $10,000 Investment
                   in SoGen Funds, Inc. and Various Indices
                   ----------------------------------------

                              SoGen Overseas Fund

              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 1997
              ---------------------------------------------------

             Since Inception                               1 Year
                (8/31/93)                                  ------
                ---------                                   7.93%
                 12.22%

                     SoGen Overseas     Consumer Price      MSCI EAFE
                          Fund              Index             Index

8/31/93                   9,625             10,000            10,000
9/30/93                   9,625             10,007             9,775
3/31/94                  11,107             10,152            10,204
9/30/94                  11,569             10,311            10,736
3/31/95                  11,280             10,442            10,824
9/30/95                  12,336             10,573            11,357
3/31/96                  13,477             10,738            12,159
9/30/96                  13,995             10,897            12,336
3/31/97                  15,116             11,035            12,336




                                SoGen Gold Fund

              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 1997
              ---------------------------------------------------

             Since Inception                               1 Year
                (8/31/93)                                  ------
                ---------                                 (15.52%)
                 2.86%



               SoGen Gold      MSCI World    FT Gold Mines    Consumer Price
                  Fund           Index           Index            Index

8/31/93           9,625          10,000          10,000           10,000
9/30/93           9,644           9,813           8,922           10,007
3/31/94          10,991          10,032          10,826           10,152
9/30/94          12,098          10,555          12,362           10,311
3/31/95          10,976          10,967          10,264           10,442
9/30/95          11,784          12,074          10,561           10,573
3/31/96          12,602          13,163          12,414           10,738
9/30/96          11,707          13,725           9,849           10,897
3/31/97          11,063          14,394           8,706           11,035

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the maximum sales load of 3.75%. The MSCI EAFE Index and the MSCI World Index returns assume reinvestment of dividends. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses.

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SOGEN OVERSEAS FUND

  Over the past twelve months ended March 31, 1997, European stock markets, where the Fund had approximately 35% of its assets invested by year end, were generally strong performers. An improving economic outlook in major economies, low inflation, a stronger dollar and declining interest rates provided substantial support for most markets. Although political controversy and uncertainties related to the implementation of the European economic and monetary union dampened performance in the first few months, most markets recovered quickly and rose sharply in the second half of the Fund's fiscal year. Conversely, the Japanese stock market retreated further as the extent of the local recovery proved disappointing despite the steep fall of the currency; the health of the Japanese banking sector remained an area of significant concern throughout the year. The Fund added, on a very selective basis, to its Japanese holdings which accounted for approximately 12% of net assets by year-end. The balance of the Fund's stock holdings continues to be widely diversified across several countries, including emerging markets. Overall, most of the Fund's investments in such markets performed reasonably well over the year, with the exception of South Korean holdings. Fixed income securities generated satisfactory total returns, particularly from investments in Brady bonds, and remained stable, representing approximately 10% of total net assets by year end. Cash and equivalents grew to 18.5% of the portfolio compared with 9% last year. During the period, the strength of the dollar had a limited impact on the value of the Fund's assets since foreign currency exposure remained partially hedged throughout the year.

SOGEN GOLD FUND

  Over the past twelve months, gold prices declined by about 11%, ending the year at $351 per ounce. The Fund's holdings remain widely diversified across the globe. We continue to avoid the risks associated with speculative and overpriced mining stocks. We favor securities that are considered proxies for the price of gold bullion, as well as convertible bonds or preferred stocks issued by gold mining companies. The Fund will remain fully invested in gold-related securities.

                               SoGen Funds, Inc.

                            SUMMARIES OF FUND DATA

  The tables below cover the period from August 31, 1993 to March 31, 1997. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in a fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                               NET ASSET
                                                                               VALUE OF
                                                                              INVESTMENT
                                                                                 WITH
                                                                               DIVIDENDS
                                                                  INVESTMENT      AND
                   NUMBER                 NET ASSET CAPITAL GAINS   INCOME   DISTRIBUTIONS
                  OF SHARES   TOTAL NET     VALUE   DISTRIBUTIONS DIVIDENDS   REINVESTED
                 OUTSTANDING    ASSETS    PER SHARE   PER SHARE   PER SHARE  (CUMULATIVE)*
                 ----------- ------------ --------- ------------- ---------- -------------
SOGEN OVERSEAS FUND
August 31, 1993       5,000  $     50,000  $10.00          --         --        $10.00
  (inception)
March 31, 1994   10,387,229   119,843,407   11.54          --         --         11.54
March 31, 1995   37,684,232   439,230,168   11.65       $0.02**     $0.05        11.72
March 31, 1996   48,827,734   647,397,659   13.26        0.17+       0.44        14.00
March 31, 1997   68,870,352   953,314,643   13.84        0.38++      0.60        15.71

----------------------------------------------------------------------------------------------

SOGEN GOLD FUND
August 31, 1993       3,500  $     35,000  $10.00          --         --        $10.00
  (inception)
March 31, 1994    1,961,653    22,406,115   11.42          --         --         11.42
March 31, 1995    4,515,060    50,921,957   11.28       $0.08**     $0.04        11.40
March 31, 1996    5,162,982    63,261,285   12.25        0.27+       0.35        13.09
March 31, 1997    4,966,414    52,651,226   10.60        0.02++      0.135       11.49

----------------------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

** Comprised entirely of net short-term capital gains.

 + Includes net short-term capital gains per share in the amounts of $0.07 and $0.14 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

++ Includes net short-term capital gains per share in the amounts of $0.04 and $0.01 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                             --------     --------

            COMMON AND PREFERRED STOCKS
             UNITED KINGDOM AND IRELAND (3.76%)
  1,385,000 Antofagasta Holdings plc (21)..........   $  6,294,719 $  8,298,193
  3,000,000 Lonrho plc (21)........................      6,525,484    7,189,770
    850,000 Royal Doulton plc (12).................      3,547,519    4,150,943
    700,000 Greencore Group plc (4)................      1,918,345    3,914,064
  1,250,000 McBride plc (a)(12)....................      3,666,180    2,718,734
  3,750,000 Bardon Group plc (6)...................      2,094,888    2,493,028
    750,000 ED&F Man Group plc (4).................      1,963,725    2,339,138
    185,000 BAA plc (9)............................      1,480,234    1,560,902
    675,000 Berisford plc (12).....................      1,910,883    1,457,036
    100,000 Scottish Television plc (15)...........        621,771    1,135,097
    150,000 RIT Capital Partners plc (22)..........        510,808      597,096
                                                      ------------ ------------
                                                        30,534,556   35,854,001
                                                      ------------ ------------
             GERMANY (5.57%)
     28,500 Buderus AG (7).........................     11,854,632   14,103,093
    235,000 Bayer AG (8)...........................      5,291,484    9,859,256
      8,500 Axel Springer Verlag AG (15)...........      3,794,548    6,299,118
     75,000 Hornbach Holding AG Pfd. (13)..........      6,513,555    4,908,113
     35,000 Bertelsmann AG D.R.C. (15).............      4,576,791    4,288,062
      9,500 Degussa AG (8).........................      3,334,772    4,042,432
     85,000 SKW Trostberg AG (6)...................      2,022,041    2,768,564
      5,000 Suedzucker AG Pfd. (12)................      1,945,597    2,536,979
     65,000 IVG Holding AG New (19)................      2,137,356    2,245,331
      4,500 SAP AG Pfd. (11).......................        122,582      765,666
     50,000 Deutsche Lufthansa AG (9)..............        584,847      720,155
      4,900 Felten & Guilleaume Energietechnik AG
             (7)...................................      1,105,739      530,046
                                                      ------------ ------------
                                                        43,283,944   53,066,815
                                                      ------------ ------------
             FRANCE (10.84%)
     85,000 Legrand ADP (7)........................      6,850,798   10,800,604
     17,500 Eurafrance (20)........................      7,093,713    8,235,294
     75,000 Elf Aquitaine (2)......................      5,665,238    7,690,599
     23,500 Sagem ADP (10).........................      7,022,495    7,600,853
     60,000 Marine-Wendel (20).....................      5,160,594    6,824,240
     50,000 Compagnie Generale des Eaux (18).......      5,129,746    6,797,583
     16,983 Compagnie Generale des Eaux Nouvelle
             (18)..................................      2,262,508    2,308,867
     75,500 Emin Leydier (3).......................      5,709,634    5,635,330
    105,000 Eramet (1).............................      6,369,445    5,318,109
     18,359 Promodes C.I. (13).....................      2,413,991    4,632,980
      5,000 Promodes (13)..........................        897,173    1,692,732
     20,500 Europe 1 Communication (15)............      4,697,262    4,470,144
     52,500 Gaumont SA (15)........................      2,933,903    3,732,006
     31,250 Fimalac SA (20)........................      2,939,502    3,104,452
     23,500 Groupe NSC (7).........................      4,148,665    2,990,226
     10,000 Taittinger C.I. (12)...................      2,604,044    2,567,976
      4,172 Taittinger (12)........................      1,922,434    1,660,793
      7,500 Elf Gabon (2)..........................      1,145,672    2,355,163
     35,000 C.G.D.E. Michelin "B' (5)..............      1,616,824    2,080,594

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                             --------     --------

            COMMON AND PREFERRED STOCKS (continued)
             FRANCE (continued)
      3,000 Societe Sucriere de Pithiviers le Vieil
             (4)...................................   $  1,148,828 $  1,967,301
     27,522 Rougier SA (3).........................      2,239,719    1,809,693
      9,354 Sabeton SA (20)........................      1,757,052    1,313,250
     47,638 Societe du Louvre CI (19)..............        756,648    1,185,236
     20,000 Conflandey (1).........................      1,180,995    1,091,168
     21,500 Burelle SA (a)(5)......................      1,316,832    1,001,066
      5,014 Robertet SA (12).......................        736,460      794,826
      3,000 Robertet SA C.I. (12)..................        591,301      592,323
      2,000 Galeries Lafayette (a)(13).............        557,967      776,257
     10,000 La Brosse et Dupont (12)...............        718,979      725,076
     11,500 Crometal (7)...........................        777,430      715,301
     20,000 Teleflex Lionel Dupont (a)(7)..........        495,719      469,167
     20,000 Immobiliere Hoteliere (a)(19)..........        575,842      183,046
      5,500 C.E.E. (Continentale d'Equipements
             Electriques) (a)(7)...................        653,923      175,937
                                                      ------------ ------------
                                                        90,091,336  103,298,192
                                                      ------------ ------------
             BELGIUM (0.50%)
     20,000 Deceuninck Plastics Industries SA (6)..      2,835,012    4,045,615
      1,640 Societe Belge des Betons SA (6)........        936,380      746,178
                                                      ------------ ------------
                                                         3,771,392    4,791,793
                                                      ------------ ------------
             AUSTRIA (0.70%)
     60,500 VAE AG (9).............................      6,087,148    5,989,744
     15,000 Flughafen Wien AG (9)..................        663,138      683,662
                                                      ------------ ------------
                                                         6,750,286    6,673,406
                                                      ------------ ------------
             SWITZERLAND (5.42%)
      1,350 Bank for International Settlements
             (U.S. Tranche) (24)...................     10,149,749    9,996,540
        805 Bank for International Settlements
             (French Tranche) (24).................      6,119,359    5,635,143
     20,000 Societe Generale d'Affichage D.R.C.
             (15)..................................      7,922,634    7,750,865
     13,500 Kuhne & Nagel International AG Bearer
             (9)...................................      7,871,038    7,502,076
     28,500 Sika Finanz AG Bearer (6)..............      7,250,915    6,922,837
     23,500 Edipresse SA Bearer (15)...............      4,631,313    5,383,045
      2,500 Lindt & Sprungli AG PC (12)............      3,153,128    4,143,599
     13,363 Swissair AG D.R.C. (a)(9)..............      1,475,620    2,168,598
      1,500 Schindler Holding AG PC (7)............      1,614,366    1,791,696
        850 Vetropack Holding AG PC (12)...........        230,326      205,882
         84 Vetropack Holding AG Bearer (12).......        258,152      197,647
                                                      ------------ ------------
                                                        50,676,600   51,697,928
                                                      ------------ ------------
             NETHERLANDS (2.62%)
    115,000 Randstad Holding NV (16)...............      3,163,443    9,854,170
    195,000 Philips Electronics NV ADR (10)........      6,355,131    8,677,500
    100,000 Apothekers Cooperatie OPG U.A. (14)....      2,703,065    3,060,301
    145,000 German City Estates NV (19)............      2,494,966    2,137,687

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

  NUMBER                                                  COST (NOTE   VALUE
 OF SHARES                                                    1)      (NOTE 1)
 ---------                                                ----------  --------
           COMMON AND PREFERRED STOCKS (continued)
            NETHERLANDS (continued)
    35,000 Holdingmaatschappij de Telegraaf NV (15)....   $  334,731 $  754,431
    15,000 Content Beheer NV (16)......................      247,014    530,896
                                                          ---------- ----------
                                                          15,298,350 25,014,985
                                                          ---------- ----------
            NORWAY (1.35%)
   375,000 Schibsted ASA (15)..........................    4,859,188  7,596,027
    50,000 Orkla ASA "B' (12)..........................    1,587,369  3,748,885
   250,000 Western Bulk Shipping ASA (9)...............    1,451,589  1,058,153
    10,000 Adelsten ASA "A' (13).......................      149,458    255,468
    10,000 Adelsten ASA "B' (13).......................      120,513    234,305
                                                          ---------- ----------
                                                           8,168,117 12,892,838
                                                          ---------- ----------
            DENMARK (0.92%)
   115,000 Carlsberg International A/S "B' (12)........    5,259,064  7,177,782
    15,000 Kobenhavns Lufthavne A/S (9)................      662,505  1,556,457
                                                          ---------- ----------
                                                           5,921,569  8,734,239
                                                          ---------- ----------
            SWEDEN (2.94%)
   205,000 Investor AB "B' (20)........................    8,269,685  9,597,619
   335,000 AssiDoman AB (3)............................    7,318,104  8,860,969
   145,000 Tidnings AB Marieberg (15)..................    4,093,687  3,950,405
   275,000 IRO AB (7)..................................    2,991,322  3,036,866
   220,000 Bylock & Nordsjofrakt AB "B' (9)............    1,974,899  2,574,971
                                                          ---------- ----------
                                                          24,647,697 28,020,830
                                                          ---------- ----------
            FINLAND (0.41%)
    55,000 Vaisala Oy "A' (11).........................    2,022,905  3,585,182
    10,000 Aamulehti Yhtymae Oy II (15)................      151,826    322,917
                                                          ---------- ----------
                                                           2,174,731  3,908,099
                                                          ---------- ----------
            SPAIN AND PORTUGAL (1.17%)
   750,000 Energia e Industrias Aragonesas SA (8)......    3,762,385  4,373,007
   200,000 Espirito Santo Financial Holding SA ADR
            (17).......................................    2,496,851  2,925,000
    18,000 Corporacion Financiera Alba SA (20).........    1,273,003  1,781,509
    65,000 Companhia de Celulose do Caima SA (3).......    1,269,666  1,415,436
   112,500 Omsa Alimentacion SA (12)...................      587,689    657,545
                                                          ---------- ----------
                                                           9,389,594 11,152,497
                                                          ---------- ----------
            ITALY (2.31%)
   525,000 Istituto Finanziario Industriale SpA
            Privileged Shares (20).....................    4,907,770  6,845,096
 9,250,000 Montedison SpA Non Convertible Savings
            (a)(21)....................................    4,832,789  6,002,542
   300,000 Avir SpA (20)...............................    2,259,742  3,714,115
   465,000 Arnoldo Mondadori Editore SpA (15)..........    3,404,079  2,920,156
   575,000 Industrias Macchine Automatiche SpA (7).....    2,229,366  2,510,467
                                                          ---------- ----------
                                                          17,633,746 21,992,376
                                                          ---------- ----------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                             --------     --------

            COMMON AND PREFERRED STOCKS (continued)
             GREECE (0.43%)
     38,840 Titan Cement Co. (6)...................   $  1,141,872 $  2,791,826
      6,930 Titan Cement Co. Pfd. (6)..............        171,006      315,569
    379,380 H. Benrubi & Fils SA (12)..............      2,265,445      963,727
     18,000 H. Benrubi & Fils SA Pfd. (12).........         92,036       41,322
                                                      ------------ ------------
                                                         3,670,359    4,112,444
                                                      ------------ ------------
             TURKEY (0.17%)
 95,474,400 Medya Holding A.S. (15)................      3,092,220      916,189
 45,000,000 Sabah Yayincilik A.S. (15).............        999,471      669,774
                                                      ------------ ------------
                                                         4,091,691    1,585,963
                                                      ------------ ------------
             ISRAEL (1.12%)
  1,205,550 The Israel Land Development Company
             Ltd. (a)(21)..........................      5,337,394    5,492,345
     15,000 The Israel Land Development Company
             Ltd. ADR (a)(21)......................        202,500      206,250
  1,742,500 Super-Sol Limited (a)(13)..............      3,716,995    5,022,777
                                                      ------------ ------------
                                                         9,256,889   10,721,372
                                                      ------------ ------------
             SOUTH AFRICA (0.47%)
    100,000 Omni Media Corporation (15)............        782,730    1,538,462
     80,016 JCI Limited ADR (1)....................        426,325      805,585
     56,500 JCI Limited (1)........................        366,874      568,835
     87,533 Anglo American Platinum Corporation
             Ltd. ADR (24).........................        457,901      586,197
     55,000 Anglo American Platinum Corporation
             Ltd. (24).............................        389,561      368,326
    200,000 Stellenbosch Farmers' Winery Group
             Limited (4)...........................        215,345      570,136
                                                      ------------ ------------
                                                         2,638,736    4,437,541
                                                      ------------ ------------
             COMMONWEALTH OF INDEPENDENT STATES
               (0.73%)
    750,672 Firebird Fund L.P. (a)(b)(e)(22).......        762,000    2,345,174
      9,000 Baltic Republics Fund (a)(b)(e)(22)....        905,750    1,939,500
    100,000 First NIS Regional Fund SICAF
             (a)(b)(e)(22).........................      1,000,000    1,575,000
     35,000 Templeton Russia Fund Inc. (22)........        502,390    1,137,500
                                                      ------------ ------------
                                                         3,170,140    6,997,174
                                                      ------------ ------------
             INDIA AND PAKISTAN (0.39%)
    325,000 The Pakistan Investment Fund Inc.
             (a)(22)...............................      2,544,599    1,706,250
    149,500 The India Fund, Inc. (22)..............      1,788,520    1,102,563
     10,000 The Spartek Emerging Opportunities of
             India Fund (a)(b)(e)(22)..............      1,035,000      550,400
     75,000 Gujarat Narmada Valley Fertilizers
             Company
             Limited GDR (8).......................        862,500      225,000
     50,000 Gujarat Narmada Valley Fertilizers
             Company
             Limited GDR (b)(8)....................        640,625      150,000
                                                      ------------ ------------
                                                         6,871,244    3,734,213
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                             --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            SINGAPORE AND MALAYSIA (1.04%)
    850,000 Clipsal Industries Ltd. (6)............   $  1,987,275 $  3,145,000
    435,000 Singapore Bus Service Ltd. (9).........      2,941,842    2,168,224
  1,000,000 Times Publishing Limited (15)..........      2,501,707    2,159,917
  1,250,000 Intraco, Ltd. (13).....................      1,978,011    1,756,663
    150,000 Rothmans Industries Ltd. (12)..........        758,793      695,743
                                                      ------------ ------------
                                                        10,167,628    9,925,547
                                                      ------------ ------------
            THAILAND AND VIETNAM (0.41%)
    418,700 Oriental Hotel PCL (19)................      2,144,803    2,016,471
    162,900 The Lazard Vietnam Fund Limited
             (a)(b)(e)(22).........................      1,638,042    1,466,100
     42,800 The Vietnam Frontier Fund
             (a)(b)(e)(22).........................        440,840      438,700
                                                      ------------ ------------
                                                         4,223,685    3,921,271
                                                      ------------ ------------
            HONG KONG (2.40%)
 19,677,633 CDL Hotels International Limited (19)..      8,278,939    9,713,493
  8,000,000 Shaw Brothers (Hong Kong) Limited (15).     10,737,152    8,259,450
  4,000,000 South China Morning Post Holdings Corp.
             (15)..................................      2,357,642    3,407,023
  5,000,000 China-HongKong Photo Products Holdings
             Limited (12)..........................      1,825,478    1,484,120
                                                      ------------ ------------
                                                        23,199,211   22,864,086
                                                      ------------ ------------
            SOUTH KOREA (1.85%)
     54,715 Cheil Jedang Corporation (21)..........      2,416,593    2,804,487
     39,270 Cheil Jedang Corporation Pfd. (21).....        760,688      657,789
     38,661 Woong Jin Publishing Co., Ltd. (15)....      2,180,375    2,590,352
     28,000 Dong Ah Tire Industry Co., Ltd. (a)(5).      2,014,745    1,847,906
     15,000 Nam Yang Dairy Products (12)...........      1,345,750    1,675,042
     95,000 LG Industrial Systems (7)..............      2,434,239    1,548,855
     65,000 Dong Yang Department Store Ltd. (13)...      1,384,801    1,219,431
     31,020 Samsung Electronics Co., Ltd. Pfd.
             (10)..................................      2,287,884    1,070,372
        644 Samsung Electronics Co., Ltd. (10).....         93,654       43,077
     85,000 Choong Nam Spinning (a)(12)............      1,596,424    1,044,109
     31,740 Youngchang Akki Co. (12)...............      1,481,090      815,209
     83,730 Ssangyong Cement Industries Pfd. (6)...      1,601,989      561,005
     68,955 Korean Air Lines Pfd. (a)(9)...........      1,011,724      474,330
     12,500 Korean Air Lines-Common (a)(9).........        190,177      207,984
     81,844 LG Electronics Inc. Pfd. (10)..........      1,704,674      443,265
    128,000 LG Electronics Inc. Ltd. Pfd. GDS (10).      1,056,522      400,000
     16,458 LG Electronics Inc. (10)...............        233,549      191,137
                                                      ------------ ------------
                                                        23,794,878   17,594,350
                                                      ------------ ------------
            JAPAN (11.50%)
    350,000 Fuji Photo Film Co., Ltd. (12).........      8,561,518   11,520,421
  1,000,000 The Tokio Marine & Fire Insurance Co.,
             Ltd. (17).............................     10,935,570   10,190,053
    165,000 Secom Co., Ltd. (16)...................      8,990,564    9,274,161
    185,000 Ito-Yokado Co., Ltd. (13)..............      9,593,873    8,228,872
    465,000 Shiseido Company, Ltd. (12)............      5,404,874    6,016,983
     45,000 Toho Co., Ltd. (15)....................      6,892,386    5,859,280

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                             --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            JAPAN (continued)
    335,000 Shimano Inc. (12)......................   $  6,446,241 $  5,418,520
    925,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (17)........................      6,070,806    4,997,169
  1,000,000 The Dai-Tokyo Fire & Marine Insurance
             Co., Ltd. (17)........................      6,505,392    4,852,406
    525,000 Tachi-S Co., Ltd. (5)..................      5,483,442    4,670,441
     52,500 Hitachi, Ltd. ADR (11).................      4,891,758    4,613,438
  1,285,000 Hanshin Electric Railway Co., Ltd. (9).      5,328,037    4,323,170
    650,000 Aida Engineering, Ltd. (7).............      4,631,448    4,000,404
    595,000 Nisshinbo Industries, Inc. (12)........      6,034,319    3,931,379
    549,000 Shoei Co., Ltd. (20)...................      5,018,462    3,773,959
    700,000 The Dowa Fire & Marine Insurance Co.,
             Ltd. (17).............................      3,813,617    2,875,859
    600,000 The Koa Fire & Marine Insurance Co.,
             Ltd. (17).............................      3,792,993    2,790,133
    166,500 Chofu Seisakusho Co., Ltd. (12)........      3,369,866    2,787,343
    415,000 Nittetsu Mining Co., Ltd. (1)..........      3,728,345    2,450,061
    575,000 Iino Kaiun Kaisha, Ltd. (a)(9).........      3,039,937    1,520,623
    200,000 Sotoh Co., Ltd. (12)...................      2,085,802    1,504,246
     70,000 Tsutsumi Jewelry Co., Ltd. (13)........      3,695,531    1,285,079
    100,000 Yoshimoto Kogyo Co., Ltd. (15).........      1,330,839    1,059,442
     35,000 Asatsu Inc. (15).......................      1,403,840      908,613
     25,000 T. Hasegawa Co., Ltd. (12).............        431,527      485,241
     16,500 Fast Retailing Co., Ltd. (13)..........        790,563      336,272
                                                      ------------ ------------
                                                       128,271,550  109,673,568
                                                      ------------ ------------
            AUSTRALIA AND NEW ZEALAND (2.93%)
  3,750,549 Carter Holt Harvey Limited (3).........      8,098,570    7,955,374
    773,270 Independent Press Communications
             Limited 5%
             Conv. Pfd. (15).......................      4,286,258    4,221,499
  6,121,333 Shortland Properties Limited (19)......      3,174,660    4,129,369
  5,150,000 Tasman Agriculture Limited (4).........      3,867,354    3,151,779
  2,222,333 Spotless Services Limited (16).........      1,217,521    2,268,035
  4,203,338 Evergreen Forests Limited (a)(3).......      1,969,031    1,636,998
    725,000 Eltin Limited (24).....................      2,309,039    1,610,726
    375,700 Radio Pacific Limited (c)(15)..........        682,453      914,482
  1,250,000 Wrightson Limited (4)..................      1,215,338      730,223
    800,000 Motors Holding Limited (13)............        595,562      580,937
    150,000 The Colonial Motor Company Limited
             (13)..................................        169,520      346,334
    825,000 Apple Fields Limited (a)(4)............        507,472      281,136
    250,000 Damba Holdings Limited (13)............        130,848      100,840
                                                      ------------ ------------
                                                        28,223,626   27,927,732
                                                      ------------ ------------
            CANADA (3.10%)
    465,000 Noranda, Inc. (21).....................      8,592,560   10,300,473
    275,000 Canadian Pacific Limited (21)..........      4,669,325    6,600,000
    155,000 Canadian National Railway Company (9)..      4,174,529    5,483,125
    225,000 Dofasco Inc. (1).......................      3,379,950    3,740,108
     75,000 Franco-Nevada Mining Corp. Ltd. (24)...      3,204,853    3,469,085
                                                      ------------ ------------
                                                        24,021,217   29,592,791
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                             --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            MEXICO (0.67%)
  1,000,000 Industrias Penoles S.A. de C.V. (1)....   $  2,998,848 $  4,932,962
     35,000 Grupo Televisa S.A. GDR (a)(15)........        758,654      870,625
  3,000,000 Grupo Fernandez Editores, S.A. de C.V.
             "B' (a)(15)...........................        928,406      591,956
                                                      ------------ ------------
                                                         4,685,908    6,395,543
                                                      ------------ ------------
            ARGENTINA (1.48%)
  4,050,000 Siderca S.A.I.C. (2)...................      2,600,925    8,546,782
  3,030,864 Ledesma S.A.A.I. (4)...................      4,686,541    3,364,764
    450,000 IRSA Inversiones y Representaciones
             S.A. (19).............................      1,002,181    1,687,753
    262,500 Cresud S.A. (a)(4).....................        411,316      485,698
                                                      ------------ ------------
                                                         8,700,963   14,084,997
                                                      ------------ ------------
            MISCELLANEOUS (2.03%)
    235,000 Minorco SA ADR (1).....................      5,279,557    5,463,750
    257,500 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "D' (d)(24)..........      5,219,425    5,085,625
    105,000 Banco Latinoamericano de Exportaciones
             S.A., Class "E' (BLADEX) (17).........      4,205,809    4,961,250
    175,000 North European Oil Royalty Trust (2)...      2,363,842    2,362,500
        500 Socfinasia (20)........................        673,348    1,434,512
                                                      ------------ ------------
                                                        17,741,981   19,307,637
                                                      ------------ ------------
            TOTAL COMMON AND PREFERRED STOCKS......    611,071,624  659,974,228
                                                      ------------ ------------
 PRINCIPAL
   AMOUNT
 ----------
            BONDS, NOTES AND CONVERTIBLE BONDS
            U.S. DOLLAR CONVERTIBLE BONDS (2.43%)
 $1,000,000 PT Pabrik Kertas Tjiwi Kimia 7 1/4% due
             4/12/2001 (3).........................        983,957    1,024,170
    350,000 Acer Inc. 4% due 6/10/2001 (11)........        831,250    1,522,500
  1,000,000 Medya International Ltd. 10% due
             6/28/2001 (15)........................        865,994      820,000
  1,250,000 International Container Terminal
             Services, Inc.
             5% due 9/15/2001 (e)(9)...............      1,040,754    1,187,500
  1,500,000 YangMing Marine Transportation 2% due
             9/22/2001 (9).........................      1,737,000    1,740,000
  1,000,000 Sincere Navigation Corporation 3 3/4%
             due 5/26/2003 (9).....................      1,051,125    1,135,000
  1,650,000 IRSA Inversiones y Representaciones
             S.A.
             4 1/2% due 8/02/2003 (b)(19)..........      1,640,472    1,749,000
    200,000 IRSA Inversiones y Representaciones
             S.A.
             4 1/2% due 8/02/2003 (19).............        198,115      212,000
  6,250,000 Scandinavian Broadcasting System SA
             7 1/4% due 8/01/2005 (15).............      6,006,676    5,703,125
  1,250,000 P.T. Inti Indorayon Utama 7% due
             5/02/2006 (3).........................      1,014,617      968,750
  1,650,000 Far Eastern Textile 4% due 10/07/2006
             (12)..................................      1,884,100    2,029,500
  4,250,000 Cheil Jedang Corporation 3% due
             12/31/2006 (21).......................      5,129,981    5,121,250
                                                      ------------ ------------
                                                        22,384,041   23,212,795
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

 PRINCIPAL                                                                 COST        VALUE
   AMOUNT                                                                (NOTE 1)     (NOTE 1)
 ----------                                                              --------     --------

            BONDS, NOTES AND CONVERTIBLE BONDS (continued)
            U.S. DOLLAR BONDS AND NOTES (5.84%)
 $2,500,000 IRSA Inversiones y Representaciones S.A. 8 7/8%
             due 3/03/1999 (19).....................................   $  2,357,847 $  2,500,000
    300,000 Tubos de Acero de Mexico, S.A. 10 1/2%
             due 3/10/1999 (e)(2)...................................        292,774      306,000
  1,000,000 Cemex SA 10% due 11/05/1999 (6).........................        963,369    1,035,000
    500,000 P.T. Inti Indorayon Utama 9 1/8% due 10/15/2000 (3).....        453,256      506,250
  1,950,000 PT Pabrik Kertas Tjiwi Kimia 13 1/4% due 8/01/2001 (3)..      2,029,250    2,198,625
  1,000,000 Banco Safra SA 10 3/8% due 10/28/2002 (b)(17)...........        986,751      993,750
  1,500,000 Lonrho Finance plc FRN due 7/21/1997
             (6.8125 @ 3/31/1997) (21)..............................      1,499,110    1,501,500
    500,000 Vital Forsikring FRN due 12/22/2003
             (6.8906% @ 3/31/1997) (17).............................        498,398      505,000
  1,000,000 Grupo Televisa S.A. 13 1/4% due 5/15/2008
             (0% @ 3/31/1997) (a)(15)...............................        692,898      650,000
  7,032,500 Republic of Argentina FRB due 3/31/2005
             (6 3/4% @ 3/31/1997) (23)..............................      5,287,737    6,289,692
  5,750,000 Republic of Argentina Par 5 1/4% due 3/31/2023 (23).....      2,734,501    3,608,125
  2,175,000 Federal Republic of Brazil IDU FRN due 1/01/2001
             (6 1/2% @ 3/31/1997) (23)..............................      1,790,188    2,126,062
    450,000 Federal Republic of Brazil EI FRN due 4/15/2006
             (6 1/2% @ 3/31/1997) (23)..............................        304,952      401,344
  4,000,000 Federal Republic of Brazil DCB FRN due 4/15/2012
             (6.5625% @ 3/31/1997) (23).............................      2,992,017    3,160,000
  3,469,330 Federal Republic of Brazil "C' Bonds 8% due
             4/15/2014 (23).........................................      1,584,691    2,582,483
    500,000 Federal Republic of Brazil Disc. ZL FRN due 4/15/2024 (6
             1/2% @ 3/31/1997) (23).................................        305,976      401,562
  1,750,000 Federal Republic of Brazil Par ZL 5% due 4/15/2024 (23).        770,723    1,093,750
  1,000,000 Republic of Ecuador Disc. FRN due 2/28/2025
             (6.4375% @ 3/31/1997) (23).............................        546,961      651,250
  2,250,000 United Mexican States Disc. FRN "A' due 12/31/2019
             (6.45313% @ 3/31/1997) (23)............................      1,892,607    1,972,969
  1,750,000 United Mexican States Disc. FRN "B' due 12/31/2019
             (6 3/8% @ 3/31/1997) (23)..............................      1,469,711    1,534,531
    750,000 United Mexican States Disc. FRN "C' due 12/31/2019
             (6 3/8% @ 3/31/1997) (23)..............................        625,913      657,656
  2,750,000 United Mexican States Disc. FRN "D' due 12/31/2019
             (6.35156% @ 3/31/1997) (23)............................      2,344,614    2,411,406
  1,904,760 Republic of Venezuela FLIRB "B' due 3/31/2007
             (6 3/4% @ 3/31/1997) (23)..............................      1,036,799    1,679,760
  3,000,000 Republic of Venezuela DCB FRN due 12/18/2007
             (6 1/2% @ 3/31/1997) (23)..............................      1,990,744    2,602,500
  1,000,000 Republic of Venezuela Disc. "A' FRN due 3/31/2020
             (6.4375% @ 3/31/1997) (23).............................        564,324      814,375
  1,000,000 Central Bank of the Philippines NMB FRN due 1/05/2005
             (6.4375% @ 3/31/1997) (23).............................        921,644      977,500
    250,000 Central Bank of the Philippines DCB FRN due 12/01/2009
             (6 3/8% @ 3/31/1997) (23)..............................        218,696      238,750

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

    PRINCIPAL                                              COST         VALUE
      AMOUNT                                             (NOTE 1)      (NOTE 1)
    ---------                                            --------      --------

                  BONDS, NOTES AND CONVERTIBLE BONDS (continued)
                  U.S. DOLLAR BONDS AND NOTES
                     (continued)
       $1,500,000 Republic of Bulgaria Disc. "A' FRN
                   due 7/28/2024 (6.5625% @
                   3/31/1997) (23)..................   $     778,568 $    890,625
        3,250,000 Republic of Poland Disc. FRN due
                   10/27/2024 (6 1/2% @ 3/31/1997)
                   (23).............................       2,282,863    3,176,875
        1,500,000 Bergen Bank Floating Rate
                   Perpetual Note
                   (5 3/4% @ 3/31/1997) (17)........       1,165,250    1,305,000
        3,000,000 Christiana Bank Floating Rate
                   Perpetual Notes
                   (5 3/4% @ 7/31/1997) (17)........       2,326,250    2,647,500
        1,500,000 A/S Eksportfinans 0% due
                   11/07/1997 (d)(2)................       1,500,000    2,225,550
        2,000,000 Goldman Sachs Group L.P. Cocoa
                   Indexed Note 5.78125% due
                   4/29/1997 (d)(4).................       2,000,000    2,053,710
                                                       ------------- ------------
                                                          47,209,382   55,699,100
                                                       ------------- ------------
                  NON U.S. DOLLAR CONVERTIBLE BONDS
                     (2.39%)
 NZD    2,153,666 Shortland Properties Limited 7
                   1/2% due
                   12/31/1998 (19)..................       1,013,716    1,407,901
 CAD    2,500,000 InterTAN, Inc. 9% due 8/30/2000
                   (e)(13)..........................       1,858,807    1,757,128
 JPY  200,000,000 Nippon Yusen Kabushiki 2% due
                   9/29/2000 (9)....................       2,271,122    1,696,725
 JPY  100,000,000 Hanshin Railway 1 1/2% due
                   9/30/2005 (9)....................         800,877      765,871
 FRF   40,300,000 Immobiliere Hoteliere 5% due
                   1/01/2001 (19)...................       6,328,712    6,004,701
 FRF    3,696,000 Crometal 4 1/2% due 1/01/2001 (7).         726,377      700,622
 FRF    3,358,800 Gaumont SA 3 3/4% 1/01/2003 (15)..         653,654      722,922
 FRF   16,000,000 Alcatel Alsthom 2 1/2% due
                   1/01/2004 (21)...................       3,110,687    3,287,720
 ECU    1,425,000 BCP Bank & Trust Co. 8 3/4% due
                   5/21/2002 (17)...................       1,867,689    1,782,165
 GBP      500,000 Lonrho Finance plc 6% due
                   2/27/2004 (21)...................         719,027      769,453
 GBP    3,750,000 Berisford plc 5% due 1/31/2015
                   (12).............................       3,864,103    3,878,044
                                                       ------------- ------------
                                                          23,214,771   22,773,252
                                                       ------------- ------------
                  NON U.S. DOLLAR BONDS AND NOTES
                     (2.32%)
 ZAR    3,000,000 Escom 15% due 10/01/1998 (18).....         725,552      675,483
 ZAR   10,000,000 Republic of South Africa 13% due
                   8/31/2010 (23)...................       1,936,074    1,966,156
 ITL  250,000,000 Bayerische Hypotheken-Wechsel Bank
                   7.85% due 2/14/2001 (17).........         148,223      151,110
 ITL1,000,000,000 American International Group
                   11.70% due
                   12/04/2001 (17)..................         670,981      690,416
 CAD    2,500,000 Province of Alberta 10 1/4% due
                   8/22/2001 (23)...................       1,846,733    2,113,721
 CAD      500,000 Province of Quebec 10 1/4% due
                   10/15/2001 (23)..................         377,818      418,820
 NZD    5,500,000 New Zealand Government 10% due
                   3/15/2002 (23)...................       3,975,359    4,140,891
 NZD    3,500,000 Trans Power Finance Limited 8% due
                   3/15/2002 (18)...................       2,251,324    2,397,516
 NZD      500,000 Telecom Corp. of New Zealand 9
                   1/4% due
                   7/01/2002 (18)...................         305,118      360,330
 NZD    1,500,000 Telecom Corp. of New Zealand 7
                   1/2% due
                   7/14/2003 (18)...................         872,436    1,004,708
 GBP    1,850,000 BAA plc 5 3/4% due 3/29/2006 (9)..       3,078,999    3,154,450
 FRF   21,500,000 United Mexican States Par 6.63%
                   due
                   12/31/2019 (23)..................       2,479,972    2,836,991

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   PRINCIPAL                                            COST         VALUE
    AMOUNT                                            (NOTE 1)      (NOTE 1)
   ---------                                          --------      --------

               BONDS, NOTES AND CONVERTIBLE BONDS (continued)
               NON U.S. DOLLAR BONDS AND NOTES
                  (continued)
 FRF12,500,000 Republic of Venezuela Par 7.71%
                due
                3/31/2020 (23)...................   $  1,380,566  $  1,627,199
 CHF   500,000 Scandinavian Airlines Variable
                Rate Perpetual Notes (3 5/8% @
                3/31/1997) (9)...................        247,886       248,270
 DEM   900,000 Air Canada Variable Rate Perpetual
                Notes
                (4 5/8% @ 3/31/1997) (9).........        349,963       338,862
                                                    ------------  ------------
                                                      20,647,004    22,124,923
                                                    ------------  ------------
               TOTAL BONDS, NOTES AND CONVERTIBLE
                BONDS............................    113,455,198   123,810,070
                                                    ------------  ------------
               SHORT-TERM INVESTMENTS (14.92%)
    $3,902,000 Costco Companies Inc. 5.47% due
                4/01/1997........................      3,902,000     3,902,000
     2,718,000 Viacom Inc. 5.68% due 4/01/1997...      2,718,000     2,718,000
     5,052,000 Union Pacific Corporation 6 1/2%
                due 4/01/1997....................      5,052,000     5,052,000
     6,000,000 Champion International Corporation
                7% due 4/01/1997.................      6,000,000     6,000,000
     5,000,000 Viacom Inc. 5.65% due 4/02/1997...      4,999,215     4,999,215
     6,000,000 AT&T Capital Corporation 5.90% due
                4/02/1997........................      5,999,017     5,999,017
     5,595,000 CSX Corporation 5.54% due
                4/03/1997........................      5,593,278     5,593,278
     4,382,000 AT&T Capital Corporation 6% due
                4/03/1997........................      4,380,539     4,380,539
     6,000,000 Viacom Inc. 5.65% due 4/04/1997...      5,997,175     5,997,175
     7,000,000 AT&T Capital Corporation 5.58% due
                4/07/1997........................      6,993,490     6,993,490
     5,000,000 Crown, Cork & Seal Company, Inc. 5
                1/2% due 4/08/1997...............      4,994,653     4,994,653
     4,473,000 CSX Corporation 5.57% due
                4/09/1997........................      4,467,463     4,467,463
     1,143,000 Dayton Hudson Corporation 5.62%
                due 4/10/1997....................      1,141,394     1,141,394
     7,000,000 Viacom Inc. 5 3/4% due 4/10/1997..      6,989,938     6,989,938
     4,154,000 Burlington Northern Santa Fe
                Corporation 5 1/2%
                due 4/11/1997....................      4,147,654     4,147,654
     4,429,000 Hercules Incorporated 5.40% due
                4/14/1997........................      4,420,364     4,420,364
       665,000 H.J. Heinz Company 5.27% due
                4/15/1997........................        663,637       663,637
     4,988,000 Viacom Inc. 5 3/4% due 4/15/1997..      4,976,846     4,976,846
     7,000,000 Viacom Inc. 5 3/4% due 4/16/1997..      6,983,229     6,983,229
     7,581,000 CSX Corporation 5 3/4% due
                4/17/1997........................      7,561,626     7,561,626
     6,000,000 Union Pacific Corporation 5 3/4%
                due 4/18/1997....................      5,984,218     5,984,218
     6,569,000 AT&T Capital Corporation 5.85% due
                4/21/1997........................      6,547,651     6,547,651
     5,000,000 Rayonier Inc. 5.90% due 4/22/1997.      4,982,792     4,982,792
     6,015,000 Union Pacific Corporation 5 3/4%
                due 4/23/1997....................      5,994,048     5,994,048
     1,843,000 Abbott Laboratories 5.29% due
                4/24/1997........................      1,836,771     1,836,771
     5,965,000 Rayonier Inc. 5.90% due 4/24/1997.      5,942,515     5,942,515
     6,000,000 Burlington Northern Santa Fe
                Corporation 5.70%
                due 4/25/1997....................      5,977,200     5,977,200
     7,000,000 CSX Corporation 5.68% due
                4/30/1997........................      6,967,971     6,967,971
                                                    ------------  ------------
               TOTAL SHORT-TERM INVESTMENTS......    142,214,684   142,214,684
                                                    ------------  ------------
               TOTAL INVESTMENTS (97.13%)........   $866,741,506* $925,998,982**
                                                    ============
               Other assets in excess of
                liabilities (2.87%)..............                   27,315,661
                                                                  ------------
               Net Assets (100.00%)..............                 $953,314,643
                                                                  ============

                              SoGen Overseas Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                                MARCH 31, 1997
(a)Non-income producing security.
(b)Can be sold only to qualified institutional buyers.
(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended March 31, 1997:

                        Purchases     Sales    Realized Dividend
      Affiliate        Shares Cost Shares Cost   Gain    Income
----------------------------------------------------------------
Radio Pacific Limited    --    --    --    --     --    $64,475

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity or commodity index.
(e) Security for which there are less than three market makers.
 * At March 31, 1997 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at March 31, 1997 were $118,980,553 and $59,723,077, respectively (net appreciation was $59,257,476).

FOREIGN CURRENCIES    INDUSTRY CLASSIFICATIONS
------------------    ------------------------
NZD--New Zealand
Dollar                 (1) Metals and Minerals       (13) Distribution
CAD--Canadian Dollar   (2) Energy                    (14) Health Care
JPY--Japanese Yen      (3) Paper and Forest Products (15) Media
FRF--French Franc      (4) Agriculture               (16) Services
ECU--European
Currency Unit          (5) Automotive                (17) Financial Services
GBP--Pound Sterling    (6) Building Materials        (18) Utilities
ZAR--South African
Rand                   (7) Capital Goods             (19) Real Estate
ITL--Italian Lira      (8) Chemicals                 (20) Holding Companies
CHF--Swiss Franc       (9) Transportation            (21) Conglomerates
DEM--Deutsche Mark    (10) Electronics               (22) Investment Companies
                      (11) Technology                (23) Government Issues
                      (12) Consumer Products         (24) Gold Related

BOND TYPES
----------
FRB--Floating Rate Bond            EI--Eligible Interest
FRN--Floating Rate Note            FLIRB--Front Loaded Interest Reduction Bond
IDU--Interest Due Unpaid           NMB--New Money Bond
"C'--Capitalization                DCB--Debt Conversion Bond

-----------
See Notes to Financial Statements.

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

  NUMBER                                                   COST        VALUE
 OF SHARES                                               (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------

           COMMON AND PREFERRED STOCKS
           UNITED STATES (28.28%)
   157,500 Freeport McMoRan Copper & Gold Inc.,
            Preferred
            Series "C' (c)...........................   $ 5,723,709 $ 4,705,313
   100,000 Freeport McMoRan Copper & Gold Inc.,
            Preferred
            Series "D' (c)...........................     2,151,079   1,975,000
    55,000 Freeport McMoRan Copper & Gold Inc.,
            Preferred
            Series "B' (c)...........................     2,081,910   1,725,625
    42,500 Newmont Mining Corporation................     1,747,219   1,646,875
   100,000 Homestake Mining Company..................     2,021,673   1,512,500
    70,000 Santa Fe Pacific Gold Corporation.........     1,042,762   1,155,000
       950 Case, Pomeroy & Co., Inc. Class "A'.......     1,025,080   1,143,800
     8,500 Amax Gold Inc. $3.75 Conv. Pfd. Series
            "B'......................................       436,223     459,000
    50,000 Amax Gold Inc. (a)........................       417,900     337,500
    35,000 Battle Mountain Gold Company..............       334,600     231,875
                                                        ----------- -----------
                                                         16,982,155  14,892,488
                                                        ----------- -----------
           CANADA (16.72%)
    50,000 Franco-Nevada Mining Corp. Ltd............     1,367,664   2,312,724
    70,000 Euro-Nevada Mining Corp. Ltd..............       857,643   2,023,633
    75,000 Cambior, Inc..............................     1,019,306   1,016,334
   105,000 Pan American Silver Corp. (a).............       350,923     713,331
    30,000 Placer Dome Inc...........................       662,925     543,750
    55,000 TVX Gold Inc. (a).........................       589,077     391,875
    54,190 Echo Bay Mines Ltd........................       671,191     359,009
    30,000 Golden Star Resources Ltd. (a)............       433,495     315,000
   115,000 Meridian Gold Inc. (a)....................       225,350     290,897
    35,000 Pegasus Gold Inc. (a).....................       552,623     284,375
    65,000 Dayton Mining Corporation (a).............       391,047     268,125
    75,000 Royal Oak Mines Inc. (a)..................       347,137     239,062
    64,600 TVI Pacific Inc. (a)......................        64,110      44,354
                                                        ----------- -----------
                                                          7,532,491   8,802,469
                                                        ----------- -----------
           AUSTRALIA & NEW ZEALAND (9.03%)
 1,850,000 Perilya Mines NL (a)......................     1,068,304   1,278,061
   665,260 Kidston Gold Mines Limited (a)............     1,078,703     673,718
   250,000 Eltin Limited.............................       727,236     555,423
   392,500 Normandy Mining Limited...................       529,031     533,377
   285,000 Macraes Mining Company Limited............       437,507     514,600
   170,000 Macraes Mining Company Limited 7% due
            9/15/1998................................       338,804     343,656
   350,000 Otter Gold Mines Limited (a)..............       462,719     412,151
    75,000 Newcrest Mining Limited...................       262,990     246,113
    50,000 Ranger Minerals NL (a)....................       155,678     166,431
   100,000 Panorama Resources NL (a).................        35,269      29,439
                                                        ----------- -----------
                                                          5,096,241   4,752,969
                                                        ----------- -----------
           SOUTH AFRICA (14.84%)
   165,000 Vaal Reefs Exploration & Mining Company
            Ltd. ADR.................................     1,455,225   1,000,312
    98,750 Durban Roodepoort Deep Limited (a)........       917,859     809,884
    47,500 Durban Roodepoort Deep Limited ADR (a)....       422,812     374,062
   100,000 Free State Consolidated Gold Mines Ltd.
            ADR......................................     1,267,843     703,125

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

    NUMBER                                                 COST        VALUE
   OF SHARES                                             (NOTE 1)    (NOTE 1)
 -------------                                           --------    --------

               COMMON AND PREFERRED STOCKS
                  (continued)
               SOUTH AFRICA (continued)
        25,000 Gold Fields of South Africa...........   $   732,566 $   610,860
       293,441 Avgold Limited (a)....................       675,806     604,143
        12,724 Avgold Limited ADR (a)................       360,480     261,967
       105,250 St. Helena Gold Mines Ltd. ADR........       945,887     585,453
        28,250 St. Helena Gold Mines Ltd.............       173,869     162,981
        70,000 Harmony Gold Mining Company Ltd. ADR
                (a)..................................       383,890     568,750
        75,000 Kloof Gold Mining Company Limited ADR.       929,245     562,500
        55,000 DrieFontein Consolidated Ltd. ADR.....       726,275     508,750
        67,500 Anglo American Platinum Corporation
                Ltd..................................       503,162     452,036
        28,433 Anglo American Platinum Corporation
                Ltd. ADR (a).........................       140,539     190,412
        41,318 Western Areas Gold Mining Company
                Limited ADR (a)......................       362,618     418,345
                                                        ----------- -----------
                                                          9,998,076   7,813,580
                                                        ----------- -----------
               SWITZERLAND (10.66%)
           545 Bank for International Settlements
                (U.S. Tranche).......................     4,214,954   4,035,640
           225 Bank for International Settlements
                (French Tranche).....................     1,603,440   1,575,040
                                                        ----------- -----------
                                                          5,818,394   5,610,680
                                                        ----------- -----------
               MISCELLANEOUS (10.50%)
       350,000 Industrias Penoles, S.A. de C.V.......       966,691   1,726,537
       625,000 Lonrho plc............................     1,596,022   1,497,869
       979,200 Minas De Arcata S.A...................     1,448,082   1,163,077
 1,000,000,000 Manila Mining Corporation "B' (a).....     1,842,974     796,511
        25,000 Ashanti Goldfields Company Limited
                GDR..................................       524,000     343,750
                                                        ----------- -----------
                                                          6,377,769   5,527,744
                                                        ----------- -----------
               TOTAL COMMON AND PREFERRED STOCKS.....    51,805,126  47,399,930
                                                        ----------- -----------
   PRINCIPAL
    AMOUNT
   ---------
               BONDS, NOTES AND CONVERTIBLE BONDS
               U.S. DOLLAR CONVERTIBLE BONDS (6.32%)
    $1,000,000 Gold Mines of Kalgoorlie 7 1/2% due
                2/28/2000............................     1,091,644   1,107,500
       250,000 Homestake Mining Company 5 1/2% due
                6/23/2000 (b)........................       249,231     248,750
       100,000 Dayton Mining Corporation 7% due
                4/01/2002 (b)........................       100,000      96,000
       350,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002............................       385,500     309,750
       100,000 Pegasus Gold Inc. 6 1/4% due 4/30/2002
                (b)..................................        89,093      88,500
       150,000 Ashanti Goldfields Company Limited 5
                1/2% due 3/15/2003...................       129,319     129,000
       500,000 Agnico-Eagle Mines Limited 3 1/2% due
                1/27/2004............................       394,451     409,375
       315,000 Coeur d'Alene Mines Corporation 6 3/8%
                due 1/31/2004........................       315,352     297,675
       750,000 Battle Mountain Gold Company 6% due
                1/04/2005............................       638,355     641,250
                                                        ----------- -----------
                                                          3,392,945   3,327,800
                                                        ----------- -----------
               NON U.S. DOLLAR CONVERTIBLE BOND
                  (1.09%)
 CAD   750,000 William Resources Inc. 8% due
                1/02/2023 (b)(d).....................       561,524     574,296
                                                        ----------- -----------
               TOTAL BONDS, NOTES AND CONVERTIBLE
                BONDS................................     3,954,469   3,902,096
                                                        ----------- -----------

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

 PRINCIPAL                                              COST         VALUE
   AMOUNT                                             (NOTE 1)     (NOTE 1)
 ----------                                           --------     --------


            SHORT-TERM INVESTMENT (2.29%)
 $1,209,000 Rank Xerox Capital (Europe) plc 6.55%
             due 4/01/1997........................   $ 1,209,000  $ 1,209,000
                                                     -----------  -----------
            TOTAL INVESTMENTS (99.73%)............   $56,968,595*  52,511,026**
                                                     ===========
            Other assets in excess of liabilities
             (0.27%)..............................                    140,200
                                                                  -----------
            Net assets (100.00%)..................                $52,651,226
                                                                  ===========

-----------
(a) Non-income producing security.

(b) Can only be sold to qualified institutional buyers.

(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(d) Security for which there are less than three market makers.

 * At March 31, 1997 cost is identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at March 31, 1997 were $4,196,294 and $8,653,863, respectively (net depreciation was $4,457,569).

FOREIGN CURRENCY
----------------
CAD --Canadian Dollar

-----------
See Notes to Financial Statements.

                               SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                                MARCH 31, 1997

 CREDIT  PRINCIPAL                                        COST         VALUE
 RATING+  AMOUNT                                        (NOTE 1)     (NOTE 1)
 ------- ---------                                      --------     --------
                   COMMERCIAL PAPER (97.37%)
   A1+   $584,000  Anheuser-Busch Companies, Inc. 6
                    1/4% due 4/01/1997..............   $   584,000  $   584,000
   A1+    535,000  AT&T Corp. 5.26% due 4/01/1997...       535,000      535,000
   A1+    600,000  Merrill Lynch & Co., Inc. 5.55%
                    due 4/01/1997...................       600,000      600,000
   A1     427,000  Rank Xerox Capital (Europe) plc
                    6.55% due 4/01/1997.............       427,000      427,000
   A1+    382,000  Dow Jones & Company, Inc. 5.30%
                    due 4/02/1997...................       381,944      381,944
   A1+    530,000  The Southland Corporation 5.32%
                    due 4/02/1997...................       529,922      529,922
   A1+    353,000  Prudential Funding Corporation
                    5.60% due 4/03/1997.............       352,890      352,890
   A1     218,000  Toshiba America, Inc. 5.32% due
                    4/03/1997.......................       217,936      217,936
   A1     157,000  Toshiba America, Inc. 5.33% due
                    4/03/1997.......................       156,954      156,954
   A1     600,000  American Express Credit
                    Corporation 5.63%
                    due 4/04/1997...................       599,718      599,718
   A1+    500,000  Elf Aquitaine Finance S.A. 5.30%
                    due 4/04/1997...................       499,779      499,779
   A1     500,000  PepsiCo, Inc. 5.22% due
                    4/07/1997.......................       499,565      499,565
   A1     600,000  Ford Motor Credit Company 5.65%
                    due 4/08/1997...................       599,341      599,341
   A1     500,000  IBM Credit Corporation 5.28% due
                    4/09/1997.......................       499,413      499,413
   A1+    515,000  J.P. Morgan & Co., Incorporated
                    5.28% due 4/10/1997.............       514,320      514,320
   A1+    530,000  Fuji Photo Film Finance U.S.A.,
                    Inc. 5.35%
                    due 4/15/1997...................       528,897      528,897
   A1     535,000  H.J. Heinz Company 5.27% due
                    4/15/1997.......................       533,904      533,904
   A1     500,000  Sonoco Products Company 5 1/4%
                    due 4/15/1997...................       498,979      498,979
   A1+    250,000  The Coca Cola Company 5.27% due
                    4/16/1997.......................       249,451      249,451
   A1     520,000  Pearson Inc. 5.32% due 4/16/1997.       518,847      518,847
   A1     585,000  Brown-Forman Corporation
                    5.32% due 4/17/1997.............       583,617      583,617
   A1     570,000  The BOC Group, Inc. 5.60% due
                    4/21/1997.......................       568,227      568,227
   A1+    600,000  Hitachi America, Ltd. 5.67% due
                    4/23/1997.......................       597,921      597,921
   A1+    572,000  Abbott Laboratories 5.29% due
                    4/24/1997.......................       570,067      570,067
   A1     540,000  Weyerhaeuser Company 5.33% due
                    4/25/1997.......................       538,081      538,081
   A1+    600,000  General Electric Company 5.52%
                    due 4/30/1997...................       597,332      597,332
                                                       -----------  -----------
                   TOTAL COMMERCIAL PAPER...........   $12,783,105*  12,783,105
                                                       ===========
                   Other assets in excess of
                    liabilities (2.63%).............                    344,686
                                                                    -----------
                   Net assets (100.00%).............                $13,127,791
                                                                    ===========

-----------
* At March 31, 1997 cost is identical for both book and federal income tax purposes.
+ Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.
-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997

                                              SOGEN         SOGEN        SOGEN
                                          OVERSEAS FUND   GOLD FUND   MONEY FUND
                                          -------------  -----------  -----------
ASSETS:
 Investments, at value (cost:
  $866,741,506, $56,968,595 and
  $12,783,105, respectively) (Note 1)...  $925,998,982   $52,511,026  $12,783,105
 Cash...................................     1,280,131       --             1,709
 Receivable for investment securities
  sold..................................     5,694,052       587,505      --
 Receivable for forward currency
  contracts held, at value (Notes 1 and
  7)....................................    17,641,797       --           --
 Receivable for Fund shares sold........     2,913,584        74,536      407,261
 Accrued interest and dividends
  receivable............................     4,616,224       151,162      --
 Deferred organization costs (Note 1)...        12,837        12,852       12,830
 Prepaid expenses and other assets......           383            29            2
                                          ------------   -----------  -----------
    TOTAL ASSETS........................   958,157,990    53,337,110   13,204,907
                                          ------------   -----------  -----------
LIABILITIES:
 Payable for investment securities
  purchased.............................     2,154,988       138,065      --
 Payable for forward currency contracts
  held, at value (Notes 1 and 7)........       225,624           137      --
 Payable for Fund shares redeemed.......       842,885       377,162        4,187
 Investment advisory fees payable (Note
  2)....................................       580,023        34,175       30,097
 Distribution fees payable (Note 3).....       560,810        33,548      --
 Directors' fees payable (Note 2).......        24,799         2,473          628
 Accrued expenses and other liabilities.       454,218       100,324       42,204
                                          ------------   -----------  -----------
    TOTAL LIABILITIES...................     4,843,347       685,884       77,116
                                          ------------   -----------  -----------
NET ASSETS:
 Capital stock (par value, $0.001 per
  share)................................        68,870         4,966       13,128
 Capital surplus........................   851,879,269    58,160,523   13,114,663
 Net unrealized appreciation
  (depreciation) on:
 Investments............................    59,257,476    (4,457,569)     --
 Forward currency contracts.............    17,416,173          (137)     --
 Foreign currency related transactions..       (45,818)       (1,010)     --
 Undistributed net realized gain (loss)
  on investments........................    15,695,026    (1,284,797)     --
 Undistributed net investment income....     9,043,647       229,250      --
                                          ------------   -----------  -----------
    NET ASSETS (Note 1).................  $953,314,643   $52,651,226  $13,127,791
                                          ============   ===========  ===========
NET ASSET VALUE PER SHARE (NAV) (based
 on 68,870,352, 4,966,414 and 13,127,791
 shares outstanding, respectively;
 1,000,000,000 shares authorized) (Note
 5).....................................  $      13.84   $     10.60  $      1.00
                                          ============   ===========  ===========
MAXIMUM OFFERING PRICE PER SHARE
 (NAV / 96.25%; except SoGen Money Fund)
 .......................................  $      14.38   $     11.01  $      1.00
                                          ============   ===========  ===========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1997

                                               SOGEN        SOGEN       SOGEN
                                           OVERSEAS FUND  GOLD FUND   MONEY FUND
                                           ------------- -----------  ----------
INVESTMENT INCOME:
 Income:
 Interest (net of $43,700 and $2,350
  foreign taxes withheld, respectively)..   $14,640,749  $   463,547   $587,544
 Dividends (net of $1,115,192 and $27,714
  foreign taxes withheld, respectively)..    13,104,355    1,119,963      --
 Miscellaneous income....................        14,698      --           --
                                            -----------  -----------   --------
  Total income from operations...........    27,759,802    1,583,510    587,544
                                            -----------  -----------   --------
 Expenses:
 Investment advisory fees (Note 2).......     5,899,446      449,545     43,519
 Distribution fees (Note 3)..............     1,958,310      148,706      --
 Shareholder servicing agent fees........       979,518      145,071     20,702
 Custodian fees..........................       768,339       55,593     27,369
 Registration and filing fees............       110,000       15,000      7,500
 Printing................................        82,250        7,650      1,700
 Audit fees..............................        55,150       34,300     15,150
 Directors' fees (Note 2)................        32,040        3,240        720
 Insurance...............................        18,679        3,346      1,101
 Legal fees..............................         8,000        1,000        300
 Amortization of deferred organization
  costs (Note 1).........................         5,303        5,303      5,303
 Miscellaneous...........................        40,000        3,500        557
                                            -----------  -----------   --------
  Total expenses from operations.........     9,957,035      872,254    123,921
                                            -----------  -----------   --------
 Advisory fees waived (Note 2)...........       --           --         (38,752)
 Expense reduction due to earnings
  credits (Note 1).......................       (37,857)      (5,664)    (1,467)
                                            -----------  -----------   --------
  Net expenses from operations...........     9,919,178      866,590     83,702
                                            -----------  -----------   --------
 Net investment income (Note 1)..........    17,840,624      716,920    503,842
                                            -----------  -----------   --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS (NOTES 1 AND 7):
 Net realized gains (losses) from:
 Investment transactions.................    31,330,878     (738,216)     --
 Foreign currency related transactions...    20,440,748      (23,537)     --
                                            -----------  -----------   --------
                                             51,771,626     (761,753)     --
                                            -----------  -----------   --------
 Change in unrealized appreciation
  (depreciation) of:
 Investments.............................     8,166,426   (7,929,223)     --
 Foreign currency related transactions...    13,410,399       (3,517)     --
                                            -----------  -----------   --------
                                             21,576,825   (7,932,740)     --
                                            -----------  -----------   --------
 Net gain (loss) on investments and
  foreign currency related transactions..    73,348,451   (8,694,493)     --
                                            -----------  -----------   --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $91,189,075  $(7,977,573)  $503,842
                                            ===========  ===========   ========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                     SOGEN                        SOGEN                      SOGEN
                                 OVERSEAS FUND                  GOLD FUND                  MONEY FUND
                           ---------------------------  --------------------------  -------------------------
                              Year Ended March 31,        Year Ended March 31,        Year Ended March 31,
                               1997           1996          1997          1996         1997          1996
                           -------------  ------------  ------------  ------------  -----------  ------------
 OPERATIONS:
 Net investment income..   $  17,840,624  $ 17,618,570  $    716,920  $    673,481  $   503,842  $    551,332
 Net realized gain
  (loss) from
  investments and
  foreign currency
  related transactions..      51,771,626    16,541,555      (761,753)    1,358,326      --            --
 Increase (decrease) in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency
  related transactions..      21,576,825    59,010,191    (7,932,740)    4,834,945      --            --
                           -------------  ------------  ------------  ------------  -----------  ------------
  Net increase
   (decrease) in net
   assets resulting from
   operations...........      91,189,075    93,170,316    (7,977,573)    6,866,752    503,842      551,332
                           -------------  ------------  ------------  ------------  -----------  ------------
 DISTRIBUTIONS TO
  SHAREHOLDERS:
 Dividends paid from net
  investment income.....     (35,317,287)  (18,088,125)     (715,209)   (1,451,019)    (503,842)     (551,332)
 Distributions paid from
  net realized gains
  from investment
  transactions..........     (22,367,476)   (7,143,433)     (105,967)   (1,141,579)     --            --
                           -------------  ------------  ------------  ------------  -----------  ------------
  Decrease in net assets
   resulting from
   distributions........     (57,684,763)  (25,231,558)     (821,176)   (2,592,598)  (503,842)     (551,332)
                           -------------  ------------  ------------  ------------  -----------  ------------
 FUND SHARE TRANSACTIONS
  (NOTE 5):
 Net proceeds from
  shares sold...........     398,376,548   285,702,785    55,625,012    67,101,079   90,314,681    58,029,190
 Net asset value of
  shares issued for
  reinvested dividends
  and distributions.....      55,745,006    24,206,934       790,492     2,424,804      460,368       504,395
 Cost of shares
  redeemed..............    (181,708,882) (169,680,986)  (58,226,814)  (61,460,709) (86,134,242)  (60,491,179)
                           -------------  ------------  ------------  ------------  -----------  ------------
  Increase (decrease) in
   net assets from Fund
   share transactions...     272,412,672   140,228,733    (1,811,310)    8,065,174    4,640,807    (1,957,594)
                           -------------  ------------  ------------  ------------  -----------  ------------
   Net increase
    (decrease) in net
    assets..............     305,916,984   208,167,491   (10,610,059)   12,339,328    4,640,807    (1,957,594)
 NET ASSETS (NOTE 1):
 Beginning of year......     647,397,659   439,230,168    63,261,285    50,921,957    8,486,984    10,444,578
                           -------------  ------------  ------------  ------------  -----------  ------------
 End of year (including
  undistributed
  (overdistributed) net
  investment income of
  $9,043,647,
  $6,065,695, $229,250,
  ($408,014), $0 and $0,
  respectively.)........   $ 953,314,643  $647,397,659  $ 52,651,226  $ 63,261,285  $13,127,791  $  8,486,984
                           =============  ============  ============  ============  ===========  ============

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are three separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). The following is a summary of significant accounting policies adhered to by the Funds.

  a) SECURITY VALUATION--In the case of SoGen Overseas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

  b) DEFERRED ORGANIZATION COSTS AND PREPAID EXPENSES--Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a sixty-month period from the date each Fund commences investment operations.

  c) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  d) EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  e) FOREIGN CURRENCY TRANSLATION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)-- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S.

                               SoGen Funds, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of each of SoGen Overseas Fund and SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. Neither Fund isolates that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  f) FORWARD CURRENCY CONTRACTS (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)--In connection with portfolio purchases and sales of securities denominated in foreign currencies, SoGen Overseas Fund and SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

  g) U.S. INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. SoGen Overseas Fund and SoGen Gold Fund declare and pay such income dividends and capital gains distributions on an annual basis. SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

  h) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax

                               SoGen Funds, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase undistributed net investment income and decrease undistributed net realized gains on investments in the amounts of $20,454,615 and $635,553 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

  i) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under the terms of an investment advisory agreement dated August 17, 1993, each Fund pays Societe Generale Asset Management Corp. ("SGAM Corp.") a monthly advisory fee for advisory services and facilities furnished, at an annual rate of the average daily net assets of that Fund as follows: SoGen Overseas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. SGAM Corp. has agreed to waive its advisory fee and, if necessary, reimburse SoGen Money Fund through July 31, 1997 to the extent that SoGen Money Fund's aggregate expenses exceed 0.75%. Expense reimbursements are accrued daily and paid monthly. For the year ended March 31, 1997, the investment advisory fees paid or payable to SGAM Corp. were $5,899,446 and $449,545 for SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, $38,752 of the investment advisory fee of $43,519 for SoGen Money Fund was waived by SGAM Corp.

  For the year ended March 31, 1997, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $409,186 and $53,647 in dealer's and underwriter's commissions, after reallowance to others, pertaining to the sale of shares of SoGen Overseas Fund and SoGen Gold Fund, respectively.
Societe Generale, a stockholder of SGAM Corp........ and SGSC, received dealer's commissions of $8,694 pertaining to the sale of shares of SoGen Overseas Fund. For the same period, Societe Generale or its affiliates received $67,055 in broker's commissions for portfolio transactions executed on behalf of SoGen Overseas Fund.

                               SoGen Funds, Inc.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS (continued)

  Each director who is not an officer of the Company or an employee of SGAM Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. For the year ended March 31, 1997 such fees amounted to $32,040, $3,240 and $720 for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

NOTE 3--PLAN OF DISTRIBUTION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)

  The Company has entered into a Distribution Plan and Agreement ("the Plan") with SGSC, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby SoGen Overseas Fund and SoGen Gold Fund pay SGSC quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, SGSC must apply the full amounts received from a Fund to actual distribution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

  SGSC bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended March 31, 1997 the distribution fees paid or payable to SGSC by SoGen Overseas Fund and SoGen Gold Fund were $1,958,310 and $148,706, respectively.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the year ended March 31, 1997, the aggregate cost of purchases of investments, excluding short-term securities, totaled $259,488,206 and $9,768,170 for SoGen Overseas Fund and SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding U.S. Government obligations and short-term securities, totaled $103,810,999 and $10,409,531 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

                               SoGen Funds, Inc.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                             SOGEN       SOGEN        SOGEN
                                           OVERSEAS       GOLD        MONEY
                                             FUND         FUND        FUND
                                          -----------  ----------  -----------
YEAR ENDED MARCH 31, 1997
 Shares sold.............................  29,110,866   4,810,848   90,314,681
 Shares issued for reinvested dividends
   and distributions.....................   4,242,334      74,490      460,368
 Shares redeemed......................... (13,310,582) (5,081,906) (86,134,242)
                                          -----------  ----------  -----------
  Net increase (decrease)................  20,042,618    (196,568)   4,640,807
                                          ===========  ==========  ===========
YEAR ENDED MARCH 31, 1996
 Shares sold.............................  22,642,622   5,549,322   58,029,190
 Shares issued for reinvested dividends
   and distributions.....................   1,971,400     223,462      504,395
 Shares redeemed......................... (13,470,520) (5,124,862) (60,491,179)
                                          -----------  ----------  -----------
  Net increase (decrease)................  11,143,502     647,922   (1,957,594)
                                          ===========  ==========  ===========

NOTE 6--FEDERAL INCOME TAX

  At March 31, 1997, for federal income tax purposes, SoGen Gold Fund had $789,246 of unused capital loss carryforwards available to offset future realized capital gains and thereby reduce future taxable gains distributions.

                               SoGen Funds, Inc.

NOTE 7--COMMITMENTS

  As of March 31, 1997, SoGen Overseas Fund and SoGen Gold Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation (depreciation) of $17,416,173 and ($137), respectively.

SoGen Overseas Fund

TRANSACTION HEDGES:

Foreign Currency Purchases

SETTLEMENT                                   U.S. $ VALUE    U.S. $      UNREALIZED      UNREALIZED
  DATES             FOREIGN CURRENCY         AT MARCH 31,    TO BE     APPRECIATION AT DEPRECIATION AT
 THROUGH             TO BE RECEIVED              1997      DELIVERED   MARCH 31, 1997  MARCH 31, 1997
----------          ----------------         ------------  ---------   --------------- ---------------
 4/07/97        2,349,389 Austrian Schilling $    199,143 $    198,912   $       231         --
 4/15/97       10,493,797 Belgian Franc           304,111      304,168       --           ($     57)
 5/07/97          626,689 Swiss Franc             433,695      430,006         3,689         --
 5/21/97        1,213,379 French Franc            215,635      214,065         1,570         --
 4/01/97          771,079 Hong Kong Dollar         99,511       99,501            10         --
 5/28/97      101,207,116 Japanese Yen            818,497      817,755           742         --
                                             ------------ ------------   -----------      ---------
                                                2,070,592    2,064,407         6,242            (57)
                                             ------------ ------------   -----------      ---------
Foreign Currency Sales

SETTLEMENT                                      U.S. $    U.S. $ VALUE   UNREALIZED      UNREALIZED
  DATES             FOREIGN CURRENCY            TO BE     AT MARCH 31, APPRECIATION AT DEPRECIATION AT
 THROUGH            TO BE DELIVERED            RECEIVED       1997     MARCH 31, 1997  MARCH 31, 1997
----------          ----------------         ------------ ------------ --------------- ---------------
 4/03/97          807,719 Deutsche Mark           480,409      482,725       --              (2,316)
 4/02/97      928,698,750 Italian Lira            547,024      555,442       --              (8,418)
 4/01/97           95,616 South African Rand       21,672       21,633            39         --
                                             ------------ ------------   -----------      ---------
                                                1,049,105    1,059,800            39        (10,734)
                                             ------------ ------------   -----------      ---------
PORTFOLIO HEDGES:

SETTLEMENT                                      U.S. $    U.S. $ VALUE   UNREALIZED      UNREALIZED
  DATES                                         TO BE     AT MARCH 31, APPRECIATION AT DEPRECIATION AT
 THROUGH            FOREIGN CURRENCY           RECEIVED       1997     MARCH 31, 1997  MARCH 31, 1997
----------          ----------------         ------------ ------------ --------------- ---------------
  9/10/97      43,018,000 Swiss Franc          37,961,127   35,156,239     2,804,888         --
  9/17/97      57,221,500 Deutsche Mark        41,178,570   38,061,025     3,117,545         --
  8/08/97     511,970,000 French Franc        107,170,426  100,844,896     6,325,530         --
  9/24/97   6,533,500,000 Japanese Yen         75,758,534   70,370,981     5,387,553         --
 10/03/97      16,782,000 New Zealand Dollar   11,536,763   11,751,596       --            (214,833)
                                             ------------ ------------   -----------      ---------
                                              273,605,420  256,184,737    17,635,516       (214,833)
                                             ------------ ------------   -----------      ---------
                                             $276,725,117 $259,308,944   $17,641,797      ($225,624)
                                             ============ ============   ===========      =========
SoGen Gold Fund

TRANSACTION HEDGES:

Foreign Currency Purchases

SETTLEMENT                                   U.S. $ VALUE    U.S. $      UNREALIZED      UNREALIZED
  DATES             FOREIGN CURRENCY         AT MARCH 31,    TO BE     APPRECIATION AT DEPRECIATION AT
 THROUGH             TO BE RECEIVED              1997      DELIVERED   MARCH 31, 1997  MARCH 31, 1997
----------          ----------------         ------------  ---------   --------------- ---------------
 4/01/97          333,999 South African Rand $     75,565 $     75,702       --           ($    137)
                                             ============ ============   ===========      =========

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                               YEAR           YEAR           YEAR         PERIOD FROM
                              ENDED          ENDED          ENDED       AUGUST 31, 1993
                          MARCH 31, 1997 MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          -------------- -------------- -------------- -----------------
SOGEN OVERSEAS FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of year......     $  13.26       $  11.65       $  11.54        $  10.00
                             --------       --------       --------        --------
Income from investment
 operations:
 Net investment income
  (loss)................         0.61           0.48           0.14           (0.01)
 Net realized and
  unrealized gains on
  investments...........         0.95           1.74           0.04            1.55
                             --------       --------       --------        --------
 Total from investment
  operations............         1.56           2.22           0.18            1.54
                             --------       --------       --------        --------
Less distributions:
 Dividends from net
  investment income.....        (0.60)         (0.44)         (0.05)            --
 Distributions from
  capital gains.........        (0.38)         (0.17)         (0.02)            --
                             --------       --------       --------        --------
 Total distributions....        (0.98)         (0.61)         (0.07)            --
                             --------       --------       --------        --------
Net asset value, end of
 year...................     $  13.84       $  13.26       $  11.65        $  11.54
                             ========       ========       ========        ========
TOTAL RETURN+++.........        12.16%         19.47%          1.56%          15.35%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (000's)................     $953,315       $647,398       $439,230        $119,843
Ratio of operating
 expenses to average net
 assets.................         1.27%**        1.37%**        1.40%           1.72%*
Ratio of net investment
 income to average net
 assets.................         2.28%**        3.31%**        2.29%          (0.23%)*
Portfolio turnover rate.        15.18%          9.46%          3.16%           6.11%
Average commission rate
 paid #.................      $0.0207       $ 0.0190            --              --
                               YEAR           YEAR           YEAR         PERIOD FROM
                              ENDED          ENDED          ENDED       AUGUST 31, 1993
                          MARCH 31, 1997 MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          -------------- -------------- -------------- -----------------
SOGEN GOLD FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of year......     $  12.25       $  11.28       $  11.42        $  10.00
                             --------       --------       --------        --------
Income from investment
 operations:
 Net investment income
  (losses)..............         0.26           0.24           0.08           (0.01)
 Net realized and
  unrealized gains
  (losses) on
  investments...........        (1.75)          1.35          (0.10)           1.43
                             --------       --------       --------        --------
 Total from investment
  operations............        (1.49)          1.59          (0.02)           1.42
                             --------       --------       --------        --------
Less distributions:
 Dividends from net
  investment income.....        (0.14)         (0.35)         (0.04)            --
 Distributions from
  capital gains.........        (0.02)         (0.27)         (0.08)            --
                             --------       --------       --------        --------
 Total distributions....        (0.16)         (0.62)         (0.12)            --
                             --------       --------       --------        --------
Net asset value, end of
 year...................     $  10.60       $  12.25       $  11.28        $  11.42
                             ========       ========       ========        ========
TOTAL RETURN+++.........      (12.21%)         14.81%        (0.14%)          14.15%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (000's)................     $ 52,651       $ 63,261       $ 50,922        $ 22,406
Ratio of operating
 expenses to average net
 assets.................         1.45%**        1.41%**        1.46%           2.27%*
Ratio of net investment
 income to average net
 assets.................         1.20%**        1.29%**        0.79%          (0.32%)*
Portfolio turnover rate.        16.83%         22.40%         11.56%           4.55%
Average commission rate
 paid #.................     $ 0.0009       $ 0.0002            --              --

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                               YEAR           YEAR           YEAR         PERIOD FROM
                              ENDED          ENDED          ENDED       AUGUST 31, 1993
                          MARCH 31, 1997 MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          -------------- -------------- -------------- -----------------
SOGEN MONEY FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of year......     $  1.00         $ 1.00        $  1.00          $ 1.00
                             -------         ------        -------          ------
Income from investment
 operations:
 Net investment income..        0.05           0.05           0.04            0.01
 Net realized and
  unrealized gains on
  investments...........         --             --             --              --
                             -------         ------        -------          ------
 Total from investment
  operations............        0.05           0.05           0.04            0.01
                             -------         ------        -------          ------
Less distributions:
 Dividends from net
  investment income.....       (0.05)         (0.05)         (0.04)          (0.01)
 Distributions from
  capital gains.........         --             --             --              --
                             -------         ------        -------          ------
 Total distributions....       (0.05)         (0.05)         (0.04)          (0.01)
                             -------         ------        -------          ------
Net asset value, end of
 year...................     $  1.00         $ 1.00        $  1.00          $ 1.00
                             =======         ======        =======          ======
TOTAL RETURN............        4.61%          5.03%          4.13%           1.25%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (000's)................     $13,128         $8,487        $10,445          $6,392
Ratio of operating
 expenses to average net
 assets.................        0.75%+         0.75%+         0.75%+          0.75%*+
Ratio of net investment
 income to average net
 assets.................        4.63%+         4.98%+         4.14%+          2.18%*+

-----------
  * Annualized.
 ** The ratios of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1997 for SoGen Overseas Fund would have been the same and 2.27%, respectively, and for SoGen Gold Fund 1.46% and 1.19%, respectively, without the effect of the earnings credits. The ratio of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1996 for SoGen Overseas Fund would have been 1.38% and 3.30%, respectively, and for SoGen Gold Fund 1.43% and 1.26%, respectively, without the effect of the earnings credits.
  + The ratios (annualized in the case of a partial year) of operating expenses to average net assets and net investment income to average net assets of SoGen Money Fund would have been 1.14% and 4.26%, respectively, for the year ended March 31, 1997, 0.97% and 4.76%, respectively for the year ended March 31, 1996; and 1.55% and 3.34%, respectively, for the year ended March 31, 1995; and 4.00% and (1.07%), respectively, for the period August 31, 1993 to March 31, 1994 without the effect of the earnings credits and the investment advisory fee waiver and expense reimbursement provided by SGAM Corp.
 ++ Total returns disclosed for the period ended March 31, 1994 are not annualized. Annualized total returns for the period ended March 31, 1994 were 26.40%, 24.34% and 2.14% for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.
+++ Does not give effect to deduction of the sales load.
  # Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to the new Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for the years ended March 31, 1997 and 1996 and not for the prior periods.
-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of SoGen Funds, Inc.:

  We have audited the accompanying statements of assets and liabilities of SoGen Funds, Inc., consisting of SoGen Overseas Fund, SoGen Gold Fund, and SoGen Money Fund, including the schedules of investments, as of March 31, 1997, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two years then ended, and financial highlights for the two years ended March 31, 1997 and for the period from August 31, 1993 (inception of the Funds) to March 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SoGen Funds, Inc., consisting of SoGen Overseas Fund, SoGen Gold Fund, and SoGen Money Fund, as of March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for the two years then ended and their financial highlights for the two years then ended and for the period from August 31, 1993 (inception of the Funds) to March 31, 1995, in conformity with generally accepted accounting principles.

                                            /s/ KPMG Peat Marwick LLP

New York, New York
May 16, 1997

                               SoGen Funds, Inc.

                                TAX INFORMATION
                        FISCAL YEAR ENDED MARCH 31, 1997
                                  (UNAUDITED)

  The following tax information represents the designation of various tax benefits relating to the fiscal year ended March 31, 1997:

CORPORATE DIVIDENDS RECEIVED DEDUCTION


  The percentages of investment company taxable income eligible for the dividends received deduction available to certain corporate shareholders with respect to the fiscal year ended March 31, 1997 are as follows:

SoGen Overseas Fund         0.36%
SoGen Gold Fund            25.12%
SoGen Money Fund            0.00%

CAPITAL GAINS DISTRIBUTIONS


  Capital gains distributions paid to shareholders by the Funds during the fiscal year ended March 31, 1997, whether taken in shares or in cash, were as follows:

SoGen Overseas Fund  $20,012,984
SoGen Gold Fund      $    49,109
SoGen Money Fund     $      --

FOREIGN SOURCE INCOME AND FOREIGN TAX CREDITS

  For the fiscal year ended March 31, 1997, the total income received from sources within foreign countries and possessions of the United States, and foreign taxes paid by the portfolios to such countries were as follows:

                     NET FOREIGN AMOUNT    FOREIGN   AMOUNT
                       SOURCE      PER   WITHHOLDING   PER
                       INCOME     SHARE      TAX      SHARE
                     ----------- ------- ----------- -------
SoGen Overseas Fund  $22,587,040 $0.3280 $1,158,892  $0.0168
SoGen Gold Fund      $     --    $  --   $     --    $  --
SoGen Money Fund     $     --    $  --   $     --    $  --

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.

                               SoGen Funds, Inc.
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS                Dominique Raillard
Philippe Collas          Nathan Snyder
Jean-Marie Eveillard
Fred J. Meyer

OFFICERS
Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Elizabeth Tobin..........................Vice President and Assistant Secretary
Ignatius Chithelen...............................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President

INVESTMENT ADVISER                       UNDERWRITER
------------------                       -----------
Societe Generale Asset Management Corp.  Societe Generale Securities Corporation
1221 Avenue of the Americas              1221 Avenue of the Americas
New York, NY 10020                       New York, NY 10020


LEGAL COUNSEL                            INDEPENDENT AUDITORS
-------------                            --------------------
Dechert Price & Rhoads                   KPMG Peat Marwick LLP
30 Rockefeller Plaza                     345 Park Avenue
New York, NY 10112                       New York, NY 10154


DOMESTIC CUSTODIAN                       GLOBAL CUSTODIAN
------------------                       ----------------
Investors Fiduciary Trust Company        The Chase Manhattan Bank, N.A.
127 West 10th Street                     4 Chase MetroTech Center
Kansas City, MO 64105                    Brooklyn, NY 11245


SHAREHOLDER SERVICING AGENT
---------------------------
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

[LOGO]  SoGen Funds, Inc.
        1221 Avenue of the Americas
        New York, NY 10020





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